Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2005 Fund - Class K
Bar Chart Table:
Annual Return 2019	12.40%
Annual Return 2020	9.37%
Annual Return 2021	3.53%
Annual Return 2022	(11.93%)
Annual Return 2023	8.25%